Net revenues (Tables)	12 Months Ended
Aug. 31, 2019
Net revenues
Schedule of net revenues

	For the years ended August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Personalized and small class premium tutoring revenues	2,040,030	2,825,618	3,879,364	540,114
Other revenues	17,527	37,074	114,509	18,134
	2,057,557	2,862,692	3,993,873	558,248